Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other current receivables [abstract]
Schedule of Trade and Other Receivables
	As of December 31,
	2020	2019
	NIS millions

Current

Trade Receivables *
Open accounts	337	402
Chacks and credit cards receivables	231	191
Accrued income	93	136
Current maturity of long-term receivables	324	413
	985	1,142
Other Receivables
Prepaid expenses	29	23
Other	10	9
	39	32
	1,024	1,174
Non-current
Trade Receivables *	176	309
Deposits and other receivables	-	20
Loan to a customer	-	120
Other	7	10
	183	459
	1,207	1,633

* Net of allowance for doubtful debts.